Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 1,147	$ 1,231	$ 1,222
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	449	426	338
Stock-based compensation	98	92	82
Net realized capital gains	(20)	(22)	(33)
(Benefit) provision for deferred income taxes	(64)	42	(80)
Provision for doubtful accounts	32	37	26
Changes in operating assets and liabilities, net of effect of businesses acquired and dispositions:
Receivables	(264)	(251)	326
Other assets	(952)	(330)	(253)
Benefits payable	582	109	(41)
Other liabilities	413	313	300
Unearned revenues	155	(24)	(43)
Other	42	93	79
Net cash provided by operating activities	1,618	1,716	1,923
Cash flows from investing activities
Acquisitions, net of cash acquired	(18)	(187)	(1,235)
Proceeds from sale of business	72	34	0
Purchases of property and equipment	(528)	(441)	(410)
Proceeds from sales of property and equipment	0	4	0
Purchases of investment securities	(2,883)	(3,261)	(3,221)
Maturities of investment securities	885	1,077	1,497
Proceeds from sales of investment securities	2,409	1,592	1,404
Net cash used in investing activities	(63)	(1,182)	(1,965)
Cash flows from financing activities
Receipts (withdrawals) from contract deposits, net	(919)	(150)	(397)
Proceeds from issuance of senior notes, net	1,733	0	990
Repayment of long-term debt	(500)	0	(36)
Common stock repurchases	(872)	(531)	(518)
Dividends paid	(172)	(168)	(165)
Excess tax benefit from stock-based compensation	12	8	22
Change in book overdraft	(69)	79	18
Proceeds from stock option exercises and other, net	29	60	57
Net cash used in financing activities	(758)	(702)	(29)
Increase (decrease) in cash and cash equivalents	797	(168)	(71)
Cash and cash equivalents at beginning of year	1,138	1,306	1,377
Cash and cash equivalents at end of year	1,935	1,138	1,306
Supplemental cash flow disclosures:
Interest payments	143	146	110
Income tax payments, net	1,030	734	745
Details of businesses acquired in purchase transactions:
Fair value of assets acquired, net of cash acquired	18	196	1,535
Less: Fair value of liabilities assumed	0	(9)	(300)
Cash paid for acquired businesses, net of cash acquired	$ 18	$ 187	$ 1,235